FEDERATED MAX-CAP FUND
(A PORTFOLIO OF FEDERATED INDEX TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS



    The Institutional Service Shares of Federated Max-Cap Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is an investment portfolio in Federated Index Trust (the "Trust"), an open-end, management investment company (a mutual fund). The investment objective of the Fund is to seek to provide investment results that correspond to the aggregate price and dividend performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund is neither affiliated with nor sponsored by the Standard & Poor's Ratings Group.
    THE INSTITUTIONAL SERVICE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.




    This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
    The Fund has also filed a Combined Statement of Additional Information for Institutional Service Shares and Institutional Shares dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
    Prospectus dated December 31, 1995




    Table of Contents will be
    generated when document is
    complete.




    GENERAL INFORMATION

    The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund known as Institutional Service Shares ("Shares") and Institutional Shares. This prospectus relates only to the Institutional Service Shares of the Fund. Institutional Service Shares are designed primarily for retail and private banking customers of financial institutions. A minimum initial investment of $25,000 over a 90-day period is required.
    Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.
    INVESTMENT INFORMATION

    INVESTMENT OBJECTIVE
    The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Index. The investment objective cannot be changed without approval of shareholders.




    The Fund's ability to duplicate the Index will depend partly on the size and timing of cash flows into and out of the Fund. The Fund's performance is expected to closely mirror the performance of the Index. An investment in the Fund presents risks similar to those of investing in a portfolio comprised of the securities of the companies in the Index. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
    INVESTMENT POLICIES
    The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies become effective.
    The Fund pursues its investment objective by attempting to duplicate the investment results of the Index, while minimizing transaction costs and other expenses. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95 of 1% or better; a figure of 1.00 would represent perfect correlation. The Fund will normally be invested in substantially all of the stocks that comprise the Index. Under normal circumstances, at least 80% of the value of the Fund's total assets will be invested in stocks represented in the Index. However, the Fund is not required to sell securities if the 80% investment level changes due to increases or decreases in the market value of portfolio securities.
    The Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group ("S&P") designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. Inclusion of a particular stock in the Index in no way implies an opinion by S&P as to its investment attractiveness, nor is S&P a sponsor or in any way affiliated with the Fund. The Fund utilizes the Index as the standard performance benchmark because it represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns.
    The Fund will be managed passively, in that the traditional management functions of economic, financial, and market analysis will not be undertaken. Furthermore, a company's adverse financial circumstance will not trigger its elimination from the Fund's portfolio, unless the company's stock is removed from the Index by S&P. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to duplicate, as much as possible, the composition of the Index.




    The Fund will include a stock in its investment portfolio in the order of the stock's weighting in the Index, starting with the heaviest-weighted stock. Thus, the proportion of Fund assets invested in such stock is nearly identical to the percentage of the particular stock represented in the Index. On occasion, so as to respond to changes in the Index's composition, as well as corporate mergers, tender offers, and other circumstances, adjustments will be made in the Fund's portfolio. However, it is anticipated that these adjustments will occur infrequently, and the costs will be minimized. As a result, portfolio turnover is expected to be well below that encountered in other investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. While the cash flows into and out of the Fund will impact the Fund's portfolio turnover rate and the Fund's ability to replicate the Index's performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.
    The Fund believes that indexing, as described above, constitutes a reasonable and effective method of replicating percentage changes in the Index. While the Fund will not duplicate the Index's performance precisely, it is anticipated that the Fund's performance will closely resemble the performance of the Index. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, and changes in the securities markets and the Index itself, will account for the difference.
    In order to accommodate cash flows, the Fund may enter into stock index futures contracts and options. The Fund may purchase futures contracts and options solely to maintain adequate liquidity to meet its redemption demands. This will allow the Fund to simultaneously maximize the level of the Fund assets which are tracking the performance of the Index. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation.
    ACCEPTABLE INVESTMENTS. The Fund will invest primarily in common stocks comprising the Index. In addition, the Fund may hold cash reserves which may be invested in the following:
      U.S. GOVERNMENT SECURITIES. The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:
      o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and
      o notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage




        Corporation, the Farm Credit System including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives, and the Student Loan Marketing Association.
      REPURCHASE AGREEMENTS. The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.
      VARIABLE RATE U.S. GOVERNMENT SECURITIES. Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as a published interest rate or interest rate index.
      CASH ITEMS.  The Fund may also invest in cash items.
      The Fund may also invest in commercial paper rated A-1 by S&P, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.




      STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.
    There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.
    In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the




    Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.
      INDEX PARTICIPATION CONTRACTS. In addition to investing in stock index futures contracts, options and options on futures contracts, the Fund may also participate in the purchasing and selling of index participation contracts based on the Index. The Fund will utilize index participation contracts to aid in the management of cash flows into and out of the Fund and not for speculative purposes. These contracts provide the equivalent of a position in the stocks of the Index, where each stock is represented in the same proportion as it is represented in the Index. Unlike futures contracts, positions in these instruments may last indefinitely, with no expiration date and will pay dividends implied by the underlying stocks in the Index. Generally, the value of an index participation contract will rise and fall as the value of the Index rises and falls. Index participation contracts have lower transaction costs than those associated with the purchase and sale of individual stocks. The Fund will invest in index participation contracts only if there exists an active market for such contracts.
      The value of these contracts, together with the value of the Fund's investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets. The Fund's use of these investments will be to maintain adequate liquidity to meet redemption requests, while simultaneously maximizing the level of Fund assets which are tracking the performance of the Index.
    LENDING OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities on a short-term basis or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks or other institutions which the managers have determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.
    The Fund may dispose of a commitment prior to settlement if the managers deem it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


    INVESTMENT LIMITATIONS
    The Fund will not:
      o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.
    The above investment limitation cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
    The Fund will not:
      o invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or
      o invest more than 15% of its net assets in securities that are illiquid. FEDERATED INDEX TRUST INFORMATION

    MANAGEMENT OF THE TRUST
    TRUSTEES. The Trust is managed by the Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Trustees handles the Trustees' responsibilities between meetings of the Trustees.
    FUND'S MANAGER. Federated Management serves as the Fund's manager (the "Manager"). The Trust has entered into a management contract (the "Management Contract") with the Manager, which, in turn, has entered into a sub-management contract (the "Sub-Management Contract") with ANB Investment Management and Trust Company ("ANB" or the "Sub-Manager") (ANB and the Manager are collectively referred to as "Managers"). It is the Manager's responsibility to select the Sub-Manager, subject to the review and approval of the Trustees and to review and evaluate the Sub-Manager's continued performance. The Manager is also responsible for providing administrative services to the Fund.
    Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Fund's Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking error; monitoring and analyzing the appropriate futures contracts to purchase and the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager which method of indexing to use; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions.




    In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. As described below, the Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.
    Both the Trust and the Manager have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.
      MANAGEMENT FEES. The Fund's Manager receives an annual management fee equal to .30 of 1% of the Fund's average daily net assets. Under the




      Management Contract, which provides for the voluntary waiver of the management fee by the Manager, the Manager will voluntarily waive some or all of the management fee. The Manager can terminate this voluntary waiver of some or all of its management fee at any time in its sole discretion. The Manager has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
      MANAGER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
    SUB-MANAGER. Under the terms of the Sub-Management Contract between the Manager and ANB, ANB serves as the Fund's Sub-Manager. The Sub-Manager will develop, maintain and run the computer program designed to determine which securities will be purchased and sold so as to replicate the composition of the Index to the extent feasible, and, subject to the Manager's oversight, has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies.
      SUB MANAGEMENT FEES. For its services under the Sub-Management Contract, ANB receives an annual fee from the Manager equal to .05 of 1% of the first $100 million of net assets under management, .02 of 1% over $100 million but less than $200 million, and .01 of 1% of net assets over and above $200 million, on an annualized basis. This fee is paid by the Manager out of its resources and is not an incremental Fund expense. No performance or incentive fees are paid to the Sub-Manager.
      SUB-MANAGER'S BACKGROUND. ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Management Company which, in turn, is an indirect wholly-owned subsidiary of First Chicago Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which have, as of September 30, 1995, placed approximately $20.6 billion in assets with ANB. Since 1973, when American National Bank and Trust Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 331 nationwide non-financial institution clients invest. In total, ANB manages 77 commingled/common trust funds. Also, since 1990, ANB has served as Sub-Manager for the Federated Mini-Cap Fund and for the Federated Mid-Cap Fund, which are also portfolios of the Trust.
    SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to periodic payments to financial institutions under the Distribution Plan and Shareholder Services Agreement, certain financial institutions may be compensated by the Manager or its affiliates for the continued investment of customers' assets in certain funds, including the Fund, advised by those entities. These payments will be made directly by the distributor or Manager from their assets, and will not be made from the assets of the Fund or by the assessment of a sales charge on Shares.
    DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES
    Federated Securities Corp. is the principal distributor for the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated




    Securities Corp. is a subsidiary of Federated Investors. Federated Securities Corp. pays a licensing fee to S&P for the right to use the Index in connection with the management activities for the Fund. Federated Securities Corp. is not affiliated with S&P.
    DISTRIBUTION PLAN AND SHAREHOLDER SERVICES . Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund will pay to the distributor an amount, computed at an annual rate of 0.30 of 1% of the average daily net asset value of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.
    The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.




    In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
    FUND ADMINISTRATION
    ADMINISTRATIVE SERVICES. Federated Administrative Services, Inc., a subsidiary of Federated Investors, provides the Manager with the administrative personnel and services necessary to provide shareholder servicing and certain legal and accounting services.
    BROKERAGE TRANSACTIONS. When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the managers look for prompt execution of the order at a favorable price. In working with dealers, the managers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the managers may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The managers make decisions on portfolio transactions and select brokers and dealers subject to review by the Trustees.
    NET ASSET VALUE

    The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.




    INVESTING IN INSTITUTIONAL SERVICE SHARES

    SHARE PURCHASES
    Shares are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased either by wire or mail. To purchase Shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.
    BY WIRE. To purchase Shares of the Fund by Federal Reserve wire, call the Fund to place an order. Shareholders have until 4:00 p.m. (Eastern time) to call the Fund for settlement on the next business day. However, in order to maximize the Fund's ability to track the Index, shareholders are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 4:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts;
    Attention: EDGEWIRE; For Credit to: Federated Index Trust, Federated Max-Cap Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.




    Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
    BY MAIL. To purchase Shares of the Fund by mail, send a check made payable to Federated Index Trust, Federated Max-Cap Fund-- Institutional Service Shares to the Fund's transfer agent, Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank into federal funds. This is normally the next business day after State Street Bank receives the check.
    MINIMUM INVESTMENT REQUIRED
    The minimum initial investment inthe Fund is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts that it maintains with the Fund. WHAT SHARES COST
    Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.
    The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. SUB-ACCOUNTING SERVICES
    Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Institutions holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.
    CERTIFICATES AND CONFIRMATIONS
    As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.




    Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.
    DIVIDENDS
    Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing to the Fund, dividends are automatically reinvested in additional Shares on payment dates at the ex-dividend date net asset value without a sales charge.
    CAPITAL GAINS
    Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.
    REDEEMING INSTITUTIONAL SERVICE SHARES

    The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or written request.
    TELEPHONE REDEMPTION
    Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). However, in order to maximize the Fund's ability to track the Index, shareholders are urged to telephone the Fund prior to 2:00




    p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting State Street Bank or the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded.
    In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.
    If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




    WRITTEN REQUESTS
    Shares may also be redeemed by sending a written request to the Fund. Call the Fund for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:
      o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
      o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;
      o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
      o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.
    The Fund does not accept signatures guaranteed by a notary public.




    The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice. RECEIVING PAYMENT. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.
    ACCOUNTS WITH LOW BALANCES
    Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.
    Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
    SHAREHOLDER INFORMATION

    VOTING RIGHTS
    Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.
    Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.
    TAX INFORMATION

    FEDERAL INCOME TAX
    The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
    The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.
    Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.
    STATE AND LOCAL TAXES.
    In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.
    Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


    PERFORMANCE INFORMATION

    From time to time the Fund advertises its total return and yield for Shares.
    Total return represents the change, over a specified period of time, in the value of an investment in the Shares of the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.




    The yield of Shares of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the offering price per share of the Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Institutional Service Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
    Shares are sold without any sales load or other similar non-recurring charges. Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares.
    From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.
    OTHER CLASSES OF SHARES

    Institutional Shares of the Fund are sold to accounts for which financial institutions act in a fiduciary or agency capacity. Institutional Shares are sold at net asset value and investments in Institutional Shares are subject to a minimum initial investment of $25,000.
    Institutional Shares of the Fund are distributed without a 12b-1 Plan. Financial institutions and brokers providing sales and administrative services may receive different compensation depending upon which class of shares of the Fund is sold.
    The amount of dividends payable to Institutional Shares will exceed that of Institutional Service Shares by the difference between Class Expenses and distribution expenses borne by shares of each respective class.
    The stated advisory fee is the same for both classes of shares.
    To obtain more information and a prospectus for Institutional Shares, investors may call
    1-800-235-4669.


    ADDRESSES

          Federated Max-Cap Fund   Federated Investors Tower
          Institutional Service Shares                           Pittsburgh,
    Pennsylvania 15222-3779


    Distributor
          Federated Securities Corp.                             Federated
    Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779




    Manager
          Federated Management     Federated Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779


    Sub-Manager
          ANB Investment Management                              One North
    LaSalle Street
          and Trust Co.            Chicago, Illinois 60690


    Custodian
          State Street Bank and Trust Company                    P.O. Box 8600
                                   Boston, Massachusetts 02266-8600


    Transfer Agent and Dividend Disbursing Agent
          Federated Services Company                             P.O. Box 8600
                                   Boston, Massachusetts 02266-8600


    Independent Auditors
          Ernst & Young LLP        One Oxford Centre
                                   Pittsburgh, Pennsylvania 15219









                                      FEDERATED MAX-CAP FUND
                                      (A PORTFOLIO OF FEDERATED INDEX
                                      TRUST
                                      INSTITUTIONAL SERVICE SHARES

                                      Prospectus



                                      An Open-End, Diversified
                                      Management Investment Company


                                      Prospectus dated December 31, 1995


         FEDERATED SECURITIES CORP.
         Distributor


         A Subsidiary of Federated Investors
         Federated Investors Tower
         Pittsburgh, PA 15222-3779

         0032104A-ISS (12/95)
         Cusip 31420E403






FEDERATED MAX-CAP FUND
(A PORTFOLIO OF FEDERATED INDEX TRUST)
INSTITUTIONAL SHARES

PROSPECTUS


    The Institutional Shares of Federated Max-Cap Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is an investment portfolio in Federated Index Trust (the "Trust"), an open-end, management investment company (a mutual fund). The investment objective of the Fund is to seek to provide investment results that correspond to the aggregate price and dividend performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund is neither affiliated with nor sponsored by the Standard & Poor's Ratings Group.
    THE INSTITUTIONAL SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.




    This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference. The Fund has also filed a Combined Statement of Additional Information for Institutional Shares and Institutional Service Shares dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
    Prospectus dated December 31, 1995




    Table of Contents will be
    generated when document is
    complete.




    GENERAL INFORMATION

    The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund, known as Institutional Shares ("Shares") and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund. Institutional Shares are designed primarily for institutions investing on behalf of their customers. A minimum initial investment of $25,000 over a 90-day period is required.
    Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.
    INVESTMENT INFORMATION

    INVESTMENT OBJECTIVE
    The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Index. The investment objective cannot be changed without approval of shareholders. The Fund's ability to duplicate the Index will depend partly on the size and timing of cash flows into and out of the Fund. The Fund's performance is expected to closely mirror the performance of the Index. An investment in the Fund presents risks similar to those of investing in a portfolio comprised of the securities of the companies in the Index. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
    INVESTMENT POLICIES
    The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies become effective.
    The Fund pursues its investment objective by attempting to duplicate the investment results of the Index, while minimizing transaction costs and other expenses. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95 of 1% or better; a figure of 1.00 would represent perfect correlation. The Fund will normally be invested in substantially all of the stocks that comprise the Index. Under normal circumstances, at least 80% of the value of the Fund's total assets will be invested in stocks represented in the Index. However, the Fund is not required to sell securities if the 80% investment level changes due to increases or decreases in the market value of portfolio securities.




    The Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group ("S&P") designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. Inclusion of a particular stock in the Index in no way implies an opinion by S&P as to its investment attractiveness, nor is S&P a sponsor or in any way affiliated with the Fund. The Fund utilizes the Index as the standard performance benchmark because it represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns.
    The Fund will be managed passively, in that the traditional management functions of economic, financial, and market analysis will not be undertaken. Furthermore, a company's adverse financial circumstance will not trigger its elimination from the Fund's portfolio, unless the company's stock is removed from the Index by S&P. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to duplicate, as much as possible, the composition of the Index. The Fund will include a stock in its investment portfolio in the order of the stock's weighting in the Index, starting with the heaviest-weighted stock. Thus, the proportion of Fund assets invested in such stock is nearly identical to the percentage of the particular stock represented in the Index. On occasion, so as to respond to changes in the Index's composition, as well as corporate mergers, tender offers, and other circumstances, adjustments will be made in the Fund's portfolio. However, it is anticipated that these adjustments will occur infrequently, and the costs will be minimized. As a result, portfolio turnover is expected to be well below that encountered in other investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. While the cash flows into and out of the Fund will impact the Fund's portfolio turnover rate and the Fund's ability to replicate the Index's performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.
    The Fund believes that indexing, as described above, constitutes a reasonable and effective method of replicating percentage changes in the Index. While the Fund will not duplicate the Index's performance precisely, it is anticipated that the Fund's performance will closely resemble the performance of the Index. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, and changes in the securities markets and the Index itself, will account for the difference.




    In order to accommodate cash flows, the Fund may enter into stock index futures contracts and options. The Fund may purchase futures contracts and options solely to maintain adequate liquidity to meet its redemption demands. This will allow the Fund to simultaneously maximize the level of the Fund assets which are tracking the performance of the Index. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation.
    ACCEPTABLE INVESTMENTS. The Fund will invest primarily in common stocks comprising the Index. In addition, the Fund may hold cash reserves which may be invested in the following:
      U.S. GOVERNMENT SECURITIES. The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:
      o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and
      o notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Farm Credit System including the National Bank for




        Cooperatives, Farm Credit Banks, and Banks for Cooperatives, and the Student Loan Marketing Association.
      REPURCHASE AGREEMENTS. The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.
      VARIABLE RATE U.S. GOVERNMENT SECURITIES.   Some of the short-term U.S.
      government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as a published interest rate or interest rate index.
      CASH ITEMS.  The Fund may also invest in cash items.
      The Fund may also invest in commercial paper rated A-1 by S&P, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc. STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.
      There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.
    In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.




      INDEX PARTICIPATION CONTRACTS. In addition to investing in stock index futures contracts, options and options on futures contracts, the Fund may also participate in the purchasing and selling of index participation contracts based on the Index. The Fund will utilize index participation contracts to aid in the management of cash flows into and out of the Fund and not for speculative purposes. These contracts provide the equivalent of a position in the stocks of the Index, where each stock is represented in the same proportion as it is represented in the Index. Unlike futures contracts, positions in these instruments may last indefinitely, with no expiration date and will pay dividends implied by the underlying stocks in the Index. Generally, the value of an index participation contract will rise and fall as the value of the Index rises and falls. Index participation contracts have lower transaction costs than those associated with the purchase and sale of individual stocks. The Fund will invest in index participation contracts only if there exists an active market for such contracts.
      The value of these contracts, together with the value of the Fund's investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets. The Fund's use of these investments will be to maintain adequate liquidity to meet redemption requests, while simultaneously maximizing the level of Fund assets which are tracking the performance of the Index.




    LENDING OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities on a short-term basis or long-term basis, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the managers have determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.
    The Fund may dispose of a commitment prior to settlement if the managers deem it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
    INVESTMENT LIMITATIONS
    The Fund will not:
      o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.
    The above investment limitation cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
    The Fund will not:




      o invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or
      o invest more than 15% of its net assets in securities that are illiquid. FEDERATED INDEX TRUST INFORMATION

    MANAGEMENT OF THE TRUST
    TRUSTEES. The Trust is managed by the Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Trustees handles the Trustees' responsibilities between meetings of the Trustees.
    FUND'S MANAGER. Federated Management serves as the Fund's manager (the "Manager"). The Trust has entered into a management contract (the "Management Contract") with the Manager, which, in turn, has entered into a sub-management contract (the "Sub-Management Contract") with ANB Investment Management and Trust Company ("ANB" or the "Sub-Manager") (ANB and the Manager are collectively referred to as "Managers"). It is the Manager's responsibility to select the Sub-Manager, subject to the review and approval of the Trustees and to review and evaluate the Sub-Manager's continued performance. The Manager is also responsible for providing administrative services to the Fund.
    Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Fund's Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking error; monitoring and analyzing the appropriate futures contracts to purchase and the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager which method of indexing to use; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. As described below, the Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.
    Both the Trust and the Manager have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.
      MANAGEMENT FEES. The Fund's Manager receives an annual management fee equal to .30 of 1% of the Fund's average daily net assets. Under the Management Contract, which provides for the voluntary waiver of the management fee by the Manager, the Manager will voluntarily waive some or all of the management fee. The Manager can terminate this voluntary waiver of some or all of its management fee at any time in its sole discretion. The Manager has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
      MANAGER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.




    SUB-MANAGER. Under the terms of the Sub-Management Contract between the Manager and ANB, ANB serves as the Fund's Sub-Manager. The Sub-Manager will develop, maintain and run the computer program designed to determine which securities will be purchased and sold so as to replicate the composition of the Index to the extent feasible, and, subject to the Manager's oversight, has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies.
      SUB-MANAGEMENT FEES. For its services under the Sub-Management Contract, ANB receives an annual fee from the Manager equal to .05 of 1% of the first $100 million of net assets under management, .02 of 1% over $100 million but less than $200 million, and .01 of 1% of net assets over and above $200 million, on an annualized basis. This fee is paid by the Manager out of its resources and is not an incremental Fund expense. No performance or incentive fees are paid to the Sub-Manager.
      SUB-MANAGER'S BACKGROUND. ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Management Company which, in turn, is an indirect wholly-owned subsidiary of First Chicago Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which have, as of September 30, 1995, placed approximately $20.6 billion in assets with ANB. Since 1973, when American National Bank and Trust




      Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 331 nationwide non-financial institution clients invest. In total, ANB manages 77 commingled/common trust funds. Also, since 1990, ANB has served as Sub-Manager for the Federated Mini-Cap Fund and for the Federated Mid-Cap Fund, which are also portfolios of the Trust.
    SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to periodic payments to financial institutions under the Shareholder Services Agreement, certain financial institutions may be compensated by the Manager or its affiliates for the continued investment of customers' assets in certain funds, including the Fund, advised by those entities. These payments will be made directly by the distributor or Manager from their assets, and will not be made from the assets of the Fund or by the assessment of a sales charge on shares.
    DISTRIBUTION OF INSTITUTIONAL SHARES
    Federated Securities Corp. is the principal distributor for the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors. Federated Securities Corp. pays a licensing fee to S&P for the right to use the Index in connection with the sub-management activities for the Fund. Federated Securities Corp. is not affiliated with S&P.




    FUND ADMINISTRATION
    BROKERAGE TRANSACTIONS. When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the managers look for prompt execution of the order at a favorable price. In working with dealers, the managers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the managers may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The managers make decisions on portfolio transactions and select brokers and dealers subject to review by the Trustees.
    ADMINISTRATIVE SERVICES. Federated Administrative Services, Inc., a subsidiary of Federated Investors, provides the Manager with the administrative personnel and services necessary to provide shareholder servicing and certain legal and accounting services.
    SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of the Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
    NET ASSET VALUE

    The Fund's net asset value per Share fluctuates. It is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Institutional Shares outstanding. The net asset value for Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.




    INVESTING IN INSTITUTIONAL SHARES

    SHARE PURCHASES
    Shares are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased either by wire or mail. To purchase Shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.
    BY WIRE. To purchase Shares of the Fund by Federal Reserve wire, call the Fund to place an order. Shareholders have until 4:00 p.m. (Eastern time) to call the Fund for settlement on the next business day. However, in order to maximize the Fund's ability to track the Index, shareholders are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 4:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts;
    Attention: EDGEWIRE; For Credit to: Federated Index Trust, Federated Max-Cap Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.




    Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
    BY MAIL. To purchase Shares of the Fund by mail, send a check made payable to Federated Index Trust, Federated Max-Cap Fund--Institutional Shares to the Fund's transfer agent, Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600.
    Orders by mail are considered received after payment by check is converted by State Street Bank into federal funds. This is normally the next business day after State Street Bank receives the check.
    MINIMUM INVESTMENT REQUIRED
    The minimum initial investment in the Fund is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An investor's minimum investment will be calculated by combining all accounts that the institution maintains with the Fund. WHAT SHARES COST
    Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.
    The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. SUB-ACCOUNTING SERVICES
    Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Institutions holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.
    CERTIFICATES AND CONFIRMATIONS
    As transfer agent for the Fund, Federated Services Company, maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.




    Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.
    DIVIDENDS
    Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing to the Fund, dividends are automatically reinvested in additional Shares on payment dates at the ex-dividend date net asset value without a sales charge.
    CAPITAL GAINS
    Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.
    REDEEMING INSTITUTIONAL SHARES

    The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or written request.
    TELEPHONE REDEMPTION
    Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). However, in order to maximize the Fund's ability to track the Index, shareholders are urged to telephone the Fund prior to 2:00




    p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting State Street Bank or the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded.
    In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.
    If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




    WRITTEN REQUESTS
    Shares may also be redeemed by sending a written request to the Fund. Call the Fund for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:
      o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
      o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;
      o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
      o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.
    The Fund does not accept signatures guaranteed by a notary public.




    The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice. RECEIVING PAYMENT. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.
    ACCOUNTS WITH LOW BALANCES
    Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.
    Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
    SHAREHOLDER INFORMATION

    VOTING RIGHTS
    Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.
    Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.
    TAX INFORMATION

    FEDERAL INCOME TAX
    The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
    The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.
    Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.
    STATE AND LOCAL TAXES.
    In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.
    Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
    PERFORMANCE INFORMATION

    From time to time the Fund advertises its total return and yield for Shares.
    Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
    The yield of Shares of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange




    Commission) earned by the Shares over a thirty-day period by the offering price per share of the Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
    Shares are sold without any sales load or other similar non-recurring charges. Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.
    From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.
    OTHER CLASSES OF SHARES

    Institutional Service Shares are sold at net asset value and are subject to a minimum initial investment of $25,000. Institutional Service Shares are distributed pursuant to a 12b-1 Plan adopted by the Trust whereby the distributor is paid a fee of .30 of 1% of the Institutional Service Shares' average daily net assets.
    Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Fund is sold.




    The amount of dividends payable to Institutional Shares will exceed that of Institutional Service Shares by the difference between Class Expenses and distribution expenses borne by shares of each respective class.
    The stated management fee is the same for both classes of shares.
    To obtain more information and a prospectus for Institutional Service Shares, investors may call
    1-800-235-4669.


    ADDRESSES

          Federated Max-Cap Fund   Federated Investors Tower
          Institutional Shares     Pittsburgh, Pennsylvania 15222-3779


    Distributor
     Federated Securities Corp.    Federated Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779


    Manager
          Federated Management     Federated Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779


    Sub-Manager
     ANB Investment Management     One North LaSalle Street
          and Trust Co.            Chicago, Illinois 60690


    Custodian
          State Street Bank and    P.O. Box 8600
          Trust Company            Boston, Massachusetts 02266-8600


    Transfer Agent and Dividend Disbursing Agent
     Federated Services Company   P.O. Box 8600
                                  Boston, Massachusetts 02266-8600


    Independent Auditors
          Ernst & Young LLP        One Oxford Centre
                                   Pittsburgh, Pennsylvania 15219






                                      FEDERATED MAX-CAP FUND
                                      (A PORTFOLIO OF FEDERATED INDEX
                                      TRUST)
                                      INSTITUTIONAL SHARES

                                      Prospectus



                                      An Open-End, Diversified
                                      Management Investment Company

                                      Prospectus dated December 31, 1995






         FEDERATED SECURITIES CORP.
         Distributor

         A Subsidiary of Federated Investors
         Federated Investors Tower
         Pittsburgh, PA 15222-3779

          0032104A-ISS (12/95)
          Cusip 31420E106







FEDERATED MID-CAP FUND
(A PORTFOLIO OF FEDERATED INDEX TRUST)

PROSPECTUS


    Federated Index Trust (the "Trust") is an open-end, management investment company (a mutual fund). Federated Mid-Cap Fund (the "Fund"), a portfolio of the Trust, seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (the "Index"). The Fund is neither sponsored by nor affiliated with Standard & Poor's Ratings Group.
    THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
    This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.




    The Fund has also filed a Statement of Additional Information, dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
    Prospectus dated December 31, 1995




    Table of Contents will be
    generated when document is
    complete.




    GENERAL INFORMATION

    The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to the Fund. The Fund is designed primarily for institutions investing on behalf of their customers. A minimum initial investment of $25,000 over a 90-day period is required.
    Fund shares are currently sold and redeemed at net asset value without a sales charge or redemption fee being imposed by the Fund. The Fund's net asset value per share fluctuates.
    INVESTMENT INFORMATION

    INVESTMENT OBJECTIVE
    The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. The investment objective of the Fund cannot be changed without the approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
    INVESTMENT POLICIES
    The investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material changes in these policies become effective. The Fund pursues its investment objective by investing primarily in the 400 common stocks that comprise the Index. These 400 common stocks are issued by medium-sized domestic companies whose market capitalizations generally range from $200 million to $5 billion. The stocks are selected for inclusion in the Index by Standard & Poor's Ratings Group ("S&P") on the basis of the issuer's market size, liquidity and industry group representation. A particular stock's weighting in the Index is based on its relative total market value, that is, the stock's market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. The inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment, nor is S&P a sponsor or in any way affiliated with the Fund.
    The Fund will not attempt to actively manage the Fund's portfolio. Rather, the Fund will utilize a passive approach in pursuit of its investment objective, meaning that the Fund will not employ the traditional management functions of economic, financial and market analysis associated with actively managed funds. Thus, unless an issuer's stock is removed from the Index by S&P, an issuer's adverse financial circumstance will not cause its stock to be eliminated from the Fund's portfolio.
    In keeping with the passive management approach, the Fund will be managed using a computer program to determine which securities are to be purchased or sold so as to replicate the composition of the Index to the extent feasible. Stocks will be included in the Fund's portfolio on the basis of each stock's weighting in the Index, starting with the heaviest-weighted stock in the Index. As a result, the proportion of Fund assets invested in a particular stock will be nearly identical to the percentage of such stock represented in the Index. From time to time, adjustments will be made in the Fund's portfolio so as to respond to changes in the Index's composition, as well as corporate reorganizations and other circumstances. The Fund will attempt to be fully invested in the common stocks comprising the Index, and, in any event, at least 80% of the Fund's assets will be invested in stocks represented in the Index. It is expected that adjustments to the Fund's portfolio will occur infrequently and that transactional costs and other expenses will be minimized. Because portfolio turnover is expected to be well below that encountered in actively managed investment company portfolios, the Fund anticipates that accompanying costs, including accounting costs, brokerage fees, custodial expenses and transfer taxes, will be relatively low. While the cash flows into and out of the Fund will have an impact upon the Fund's portfolio turnover rate and its ability to replicate and track the performance of the Index, investment adjustments will be made, as practicably as possible, to account for these circumstances.
    The Fund believes that the indexing approach described above constitutes an effective and reasonable method of substantially duplicating percentage changes in the Index. While the Fund will not duplicate the Index's performance precisely, it is anticipated that there will be a close correlation between the Fund's performance and that of the Index in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 95%, without taking into account expenses of the Fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved when the Fund's net asset value, including the value of its dividends and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with that of the Index may be affected by, among other things, changes in the securities markets, the manner in which S&P calculates the Index and the size and timing of cash flows into and out of the Fund.
    In order to accommodate cash flows into and out of the Fund's portfolio, the Fund may enter into stock index futures contracts, options and options on stock index futures contracts. This will allow the Fund to simultaneously maximize the level of the Fund assets used to track the movements of the Index. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into stock index futures contracts, options and options on stock index futures contracts for speculative purposes.
    ACCEPTABLE INVESTMENTS. Under normal market circumstances, the Fund will invest at least 80% of its assets in common stocks that are represented in the Index. In addition, the Fund may hold cash reserves which may, for other than defensive purposes, be invested in, but are not limited to, the following:
      U.S. GOVERNMENT SECURITIES. The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:
      o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and
      o notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives, and the Student Loan Marketing Association.




      REPURCHASE AGREEMENTS. The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements pursuant to which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.
      MONEY MARKET INSTRUMENTS.  The Fund may also invest in:
      o commercial paper; and
      o instruments of domestic banks and savings and loans (such as certificates of deposit and bankers' acceptances).
      STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options and options on stock index futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.
      There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.




      In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or such other purposes permitted under regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.
    LENDING OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities on a short-term basis or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks or other institutions which the managers have determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.
    The Fund may dispose of a commitment prior to settlement if the managers deem it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
    INVESTMENT RISKS
    As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Fund invests primarily in medium capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index. This is because, among other things, medium-sized companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Composite Stock Price Index.
    INVESTMENT LIMITATIONS
    The Fund will not:
      o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.
    The above investment limitation cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
    The Fund will not:
      o invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or
      o invest more than 15% of its net assets in securities that are illiquid.




    FEDERATED INDEX TRUST INFORMATION

    MANAGEMENT OF THE TRUST
    TRUSTEES. The Trust is managed by the Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Trustees.
    FUND'S MANAGER. Federated Management serves as the Fund's manager (the "Manager"). The Trust has entered into a management contract (the "Management Contract") with the Manager, which, in turn, has entered into a sub-management contract (the "Sub-Management Contract") with ANB Investment Management and Trust Company ("ANB" or the "Sub-Manager") (ANB and the Manager are collectively referred to as "Managers"). It is the Manager's responsibility to select the Sub-Manager, subject to the review and approval of the Trustees and to review and evaluate the Sub-Manager's continued performance. The Manager is also responsible for providing administrative services to the Fund.
    Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Fund's Sub-Manager through quantitative and qualitative analyses. In addition, the




    Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking error; monitoring and analyzing the appropriate futures contracts to purchase and the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager which method of indexing to use; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. As described below, the Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.
    Both the Trust and the Manager have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.
      MANAGEMENT FEES. The Fund's Manager receives an annual management fee equal to 0.40 of 1% of the Fund's average daily net assets. Under the Management Contract, which provides for the voluntary waiver of the management fee by the Manager, the Manager will voluntarily waive some or all of the management fee. The Manager can terminate this voluntary waiver of some or all of its management fee at any time in its sole discretion. The Manager has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
      MANAGER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.




    SUB-MANAGER. Under the terms of the Sub-Management Contract between the Manager and ANB, ANB serves as the Fund's Sub-Manager. The Sub-Manager will develop, maintain and run the computer program designed to determine which securities will be purchased and sold so as to replicate the composition of the Index to the extent feasible, and, subject to the Manager's oversight, has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies.
      SUB-MANAGEMENT FEES. For its services under the Sub-Management Contract, ANB receives an annual fee from the Manager of .035 of 1% of the Fund's average daily net assets. This fee is paid by the Manager out of its resources and is not an incremental Fund expense. No performance or incentive fees are paid to the Sub-Manager.
      SUB-MANAGER'S BACKGROUND. ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Management Company which, in turn, is an indirect wholly-owned subsidiary of First Chicago Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which have, as of September 30, 1995, placed approximately $20.6 billion in assets with ANB. Since 1973, when American National Bank and Trust Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 331 nationwide non-financial institution clients invest. In total, ANB manages 77 commingled/common trust funds. Also, since 1990, ANB has served as Sub-Manager for the Federated Max-Cap Fund (formerly the S&P 500 Fund), which is another portfolio of the Trust. ANB also serves as Sub-Manager for the Federated Mini-Cap Fund, another portfolio of the Trust.
    SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to periodic payments to financial institutions under the Shareholder Services Agreement, certain financial institutions may be compensated by the Manager or its affiliates for the continued investment of customers' assets in certain funds, including the Fund, advised by those entities. These payments will be made directly by the distributor or Manager from their assets, and will not be made from the assets of the Fund or by the assessment of a sales charge on shares.
    DISTRIBUTION OF FUND SHARES
    Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors. Federated Securities Corp. pays a licensing fee to S&P for the right to use the Index in connection with the management activities for the Fund. Federated Securities Corp. is not affiliated with S&P.




    FUND ADMINISTRATION
    BROKERAGE TRANSACTIONS. When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Managers look for prompt execution of the order at a favorable price. In working with dealers, the Managers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Managers may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Managers make decisions on portfolio transactions and select brokers and dealers, subject to review by the Trustees.
    ADMINISTRATIVE SERVICES. Federated Administrative Services, Inc., a subsidiary of Federated Investors, provides the Manager with the administrative personnel and services necessary to provide shareholder servicing and certain legal and accounting services.
    SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of the shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
    NET ASSET VALUE

    The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.
    INVESTING IN THE FUND

    SHARE PURCHASES
    Fund shares are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased either by wire or mail. To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.
    BY WIRE. To purchase shares of the Fund by Federal Reserve wire, call the Fund to place an order. Shareholders have until 4:00 p.m. (Eastern time) to call the Fund for settlement on the next business day. The order is considered received immediately. Payment by federal funds must be received before 4:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts;
    Attention: EDGEWIRE; For Credit to: Federated Index Trust, Federated Mid-Cap Fund; Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
    BY MAIL. To purchase shares of the Fund by mail, send a check made payable to Federated Index Trust, Federated Mid-Cap Fund, to the Fund's transfer agent, Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank into federal funds. This is generally the next business day after State Street Bank receives the check.
    MINIMUM INVESTMENT REQUIRED
    The minimum initial investment in the Fund is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An investor's minimum investment will be calculated by combining all accounts that the investor maintains with the Fund.




    WHAT SHARES COST
    Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.
    The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. EXCHANGING SECURITIES FOR FUND SHARES
    Investors may exchange certain securities or a combination of certain securities and cash for shares of the Fund. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. On the day securities are accepted by the Trust, they are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.
    Shares purchased by exchange of securities cannot be redeemed by telephone for five business days to allow time for the transfer to settle.




    SUB-ACCOUNTING SERVICES
    Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's sub-accounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Institutions holding Fund shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through sub-accounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares.
    Therefore, this prospectus should be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers. CERTIFICATES AND CONFIRMATIONS
    As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.
    Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.




    DIVIDENDS
    Dividends are declared and paid quarterly. Unless shareholders request cash payments by writing to the Fund, dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.
    CAPITAL GAINS
    Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.
    REDEEMING SHARES

    The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or written request.
    TELEPHONE REDEMPTION
    Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. An authorization form permitting State Street Bank or the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded.
    In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered, such as by "Written Requests."
    If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    WRITTEN REQUESTS
    Fund shares may also be redeemed by sending a written request to the Fund. Call the Fund for specific instructions before redeeming by written request. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.




    SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:
      o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
      o a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange;
      o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
      o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.
    The Fund does not accept signatures guaranteed by a notary public.
    The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.




    RECEIVING PAYMENT. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.
    ACCOUNTS WITH LOW BALANCES
    Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.
    Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
    SHAREHOLDER INFORMATION

    VOTING RIGHTS
    Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operations and for the election of Trustees under certain circumstances.




    Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.
    TAX INFORMATION

    FEDERAL INCOME TAX
    The Fund will pay no federal income tax because it expects to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
    The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.
    Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.





    STATE AND LOCAL TAXES.. In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
    PERFORMANCE INFORMATION

    From time to time the Fund advertises its total return and yield.
    Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
    The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders .




    The Fund is sold without any sales load or other similar non-recurring charges.
    From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


    ADDRESSES

          Federated Mid-Cap Fund   Federated Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779


    Distributor
     Federated Securities Corp.    Federated Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779


    Manager
          Federated Management     Federated Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779


    Sub-Manager
     ANB Investment Management    One North  LaSalle Street
          and Trust Co.            Chicago, Illinois 60690


    Custodian
          State Street Bank and    P.O. Box 8600
          Trust Company            Boston, Massachusetts 02266-8600


    Transfer Agent and Dividend Disbursing Agent
     Federated Services Company    P.O. Box 8600
                                   Boston, Massachusetts 02266-8600


    Independent Auditors
          Ernst & Young LLP        One Oxford Centre
                                   Pittsburgh, Pennsylvania 15219







                                      FEDERATED MID-CAP FUND
                                      (A PORTFOLIO OF FEDERATED INDEX
                                      TRUST


                                      Prospectus


                                      A No-Load, Open-End, Diversified
                                      Management Investment Company


                                      Prospectus dated December 31, 1995






         FEDERATED SECURITIES CORP.
          Distributor

          A subsidiary of FEDERATED INVESTORS
          Federated Investors Towers
          Pittsburgh, PA 15222-3779

          Cusip 31420E205
          2062304A (12/95)





FEDERATED MINI-CAP FUND
(A PORTFOLIO OF FEDERATED INDEX TRUST)

PROSPECTUS


    Federated Index Trust (the "Trust") is an open-end, management investment company (a mutual fund). Federated Mini-Cap Fund (the "Fund"), a portfolio of the Trust, seeks to provide investment results corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the small-stock capitalization sector of the United States equity market.
    THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
    This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
    The Fund has also filed a Statement of Additional Information, dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
    Prospectus dated December 31, 1995




    Table of Contents will be
    generated when document is
    complete.




    GENERAL INFORMATION

    The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to the Fund. The Fund is designed primarily for institutions investing on behalf of their customers. A minimum initial investment of $25,000 over a 90-day period is required.
    Fund shares are currently sold and redeemed at net asset value without a sales charge or redemption fee being imposed by the Fund. The Fund's net asset value per share fluctuates.
    INVESTMENT INFORMATION

    INVESTMENT OBJECTIVE
    The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. The investment objective of the Fund cannot be changed without the approval of shareholders. These stocks comprise the Russell 2000 Index (the "Index"), an index of small capitalization stocks. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
    The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.
    INVESTMENT POLICIES
    The investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material changes in these policies become effective. The Fund pursues its investment objective by investing primarily in a pool of securities that will duplicate the investment characteristics of the Index. Under normal market circumstances, the Fund will invest at least 80% of its assets in the common stock included in the Index.




    In pursuit of its investment objective, the Fund uses a "passive" versus an "active" investment approach. In the case of a fund using an active investment approach, the fund would be managed by buying and selling securities based upon economic, financial and market analysis as well as active investment judgment. In contrast, the Fund uses a passive approach that attempts to approximate the investment performance of the Index. Stocks are selected for inclusion in the Fund's portfolio in the order of their contribution to the Fund's market capitalization, industry and fundamental characteristics. Thus, small stocks with the highest market capitalizations will comprise the highest percentage of the Fund's investment portfolio, and those with the lowest market capitalizations will comprise the lowest percentage of the Fund's investment portfolio.
    The Fund will not attempt to duplicate or approximate the composition of the Index, although at least 80% of the assets comprising the Fund's portfolio will be invested in stocks included in the Index. It is expected that by investing in a pool of the issues that comprise the Index, the Fund's portfolio will closely resemble the characteristics of the small stock capitalization sector of the United States equity market. It is also anticipated that the Fund's performance will achieve at least a 95% correlation to the performance of the Index, even though the Fund will not, and does not seek to, duplicate the Index's performance precisely.




    The Index is updated monthly, which results in a significant annual turnover rate. The Fund would incur high transaction costs if it rebalanced its portfolio each time the Index was updated. Consequently, adjustments will be made to the Fund's portfolio less frequently. As a result, portfolio turnover is expected to be well below that encountered in actively managed investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes are expected to be relatively low. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, and changes in the securities markets as well as in the composition of the Index will determine how frequently the Fund's portfolio will be rebalanced to resemble the characteristics of the Index.
    In order to accommodate cash flows into and out of the Fund's portfolio, the Fund may enter into stock index futures contracts, options and options on futures contracts. This will allow the Fund to simultaneously maximize the level of the Fund assets used to track the performance of the small stock capitalization sector of the United States equity market. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into stock index futures contracts, options and options on futures contracts for speculative purposes.




    ACCEPTABLE INVESTMENTS. Under normal market circumstances, the Fund will invest 80% of its assets in stocks that comprise the Index. In addition, the Fund may hold cash reserves which may, for other than defensive purposes, be invested in, but are not limited to, the following:
      U.S. GOVERNMENT SECURITIES. The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:
      o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and
      o notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Farm Credit System including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives, and the Student Loan Marketing Association.
      REPURCHASE AGREEMENTS. The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements pursuant to which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.
      MONEY MARKET INSTRUMENTS.  The Fund may also invest in:
      o commercial paper; and
      o instruments of domestic banks and savings and loans (such as certificates of deposit and bankers' acceptances).
      STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.
      There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.
      In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or such other purposes permitted under regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.
    LENDING OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the managers have determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.
    The Fund may dispose of a commitment prior to settlement if the managers deem it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
    INVESTMENT RISKS
    As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Composite Stock Price Index. INVESTMENT LIMITATIONS
    The Fund will not:
      o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.
    The above investment limitation cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
    The Fund will not:
      o invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or
      o invest more than 15% of its net assets in securities that are illiquid. FEDERATED INDEX TRUST INFORMATION

    MANAGEMENT OF THE TRUST
    BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Trustees.
    FUND'S MANAGER. Federated Management serves as the Fund's manager (the "Manager"). The Trust has entered into a management contract (the "Management Contract") with the Manager, which, in turn, has entered into a sub-management contract (the "Sub-Management Contract") with ANB Investment Management and Trust Company ("ANB" or the "Sub-Manager") (ANB and the Manager are collectively referred to herein as "Managers"). It is the Manager's responsibility to select the Sub-Manager, subject to the review and approval of the Trustees, and to review and evaluate the Sub-Manager's continued performance. The Manager is also responsible for providing administrative services to the Fund.
    Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of




    Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; defining with the Sub-Manager the universe of stocks that comprise the small capitalization sector of the United States equity market; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. As described below, the Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.
    Both the Trust and the Manager have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.
      MANAGEMENT FEES. The Fund's Manager receives an annual management fee equal to 0.50 of 1% of the Fund's average daily net assets. Under the Management Contract, which provides for the voluntary waiver of the management fee by the Manager, the Manager will voluntarily waive some or all of the management fee. The Manager can terminate this voluntary waiver of some or all of its management fee at any time in its sole discretion. The Manager has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
      MANAGER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated




      Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
    SUB-MANAGER. Under the terms of the Sub-Management Contract between the Manager and ANB, ANB serves as the Fund's Sub-Manager. The Sub-Manager will develop, maintain and run the computer program designed to determine which securities will be purchased and sold so as to replicate the composition of the Index to the extent feasible, and, subject to the Manager's oversight has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies.
      SUB-MANAGEMENT FEES. For its services under the Sub-Management Contract, ANB receives an annual fee from the Manager of .065 of 1% of the Fund's average daily net assets. This fee is paid by the Manager out of its resources and is not an incremental Fund expense. No performance or incentive fees are paid to the Sub-Manager.
      SUB-MANAGER'S BACKGROUND. ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Management Company which, in turn, is an indirect wholly-owned subsidiary of First Chicago Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which have, as of September 30, 1995, placed approximately $20.6 billion in assets with ANB. Since 1973, when American National Bank and Trust Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 331 nationwide non-financial institution clients invest. In total, ANB manages 77 commingled/common trust funds. Also, since 1990, ANB has served as Sub-Manager for the Federated Max-Cap Fund (formerly the S&P 500 Fund), which is another portfolio of the Trust. ANB also serves as Sub-Manager for the Federated Mid-Cap Fund, another portfolio of the Trust.
    SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to periodic payments to financial institutions under the Shareholder Services Agreement, certain financial institutions may be compensated by the Manager or its affiliates for the continued investment of customers' assets in certain funds, including the Fund, advised by those entities. These payments will be made directly by the distributor or Manager from their assets, and will not be made from the assets of the Fund or by the assessment of a sales charge on shares.
    DISTRIBUTION OF FUND SHARES
    Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
    FUND ADMINISTRATION
    BROKERAGE TRANSACTIONS. When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Managers look for prompt execution of the order at a favorable price. In working with dealers, the Managers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Managers may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Managers make decisions on portfolio transactions and select brokers and dealers, subject to review by the Trustees.




    ADMINISTRATIVE SERVICES. Federated Administrative Services, Inc., a subsidiary of Federated Investors, provides the Manager with the administrative personnel and services necessary to provide shareholder servicing and certain legal and accounting services.
    SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of the Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
    NET ASSET VALUE

    The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.




    INVESTING IN THE FUND

    SHARE PURCHASES
    Fund shares are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased either by wire or mail. To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.
    BY WIRE. To purchase shares of the Fund by Federal Reserve wire, call the Fund to place an order. Shareholders have until 4:00 p.m. (Eastern time) to call the Fund for settlement on the next business day. The order is considered received immediately. Payment by federal funds must be received before 4:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts;
    Attention: EDGEWIRE; For Credit to: Federated Index Trust, Federated Mini-Cap Fund; Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
    BY MAIL. To purchase shares of the Fund by mail, send a check made payable to Federated Index Trust, Federated Mini-Cap Fund, to the Fund's transfer agent, Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank into federal funds. This is generally the next business day after State Street Bank receives the check.
    MINIMUM INVESTMENT REQUIRED
    The minimum initial investment in the Fund is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An investor's minimum investment will be calculated by combining all accounts that the institution maintains with the Fund. WHAT SHARES COST
    Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.
    The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Sock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.




    EXCHANGING SECURITIES FOR FUND SHARES
    Investors may exchange certain securities or a combination of securities and cash for shares of the Fund. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. On the day the securities are accepted by the Trust, they are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.
    Shares purchased by exchange of securities cannot be redeemed by telephone for five business days to allow time for the transfer to settle. SUB-ACCOUNTING SERVICES
    Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's sub-accounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of sub-accounting services rendered. Institutions holding Fund shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through sub-accounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.
    CERTIFICATES AND CONFIRMATIONS
    As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.
    Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.
    DIVIDENDS
    Dividends are declared and paid quarterly. Unless shareholders request cash payments by writing to the Fund, dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.
    CAPITAL GAINS
    Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.
    REDEEMING SHARES

    The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or written request.
    TELEPHONE REDEMPTION
    Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. An authorization form permitting State Street Bank or the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded.
    In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered, such as by "Written Requests."




    If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    WRITTEN REQUESTS
    Fund shares may also be redeemed by sending a written request to the Fund. Call the Fund for specific instructions before redeeming by written request. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.
    SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:
      o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
      o a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange;
      o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or




      o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.
    The Fund does not accept signatures guaranteed by a notary public.
    The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice. RECEIVING PAYMENT. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.
    ACCOUNTS WITH LOW BALANCES
    Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.
    Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.




    SHAREHOLDER INFORMATION

    VOTING RIGHTS
    Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operations and for the election of Trustees under certain circumstances.
    Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.
    TAX INFORMATION

    FEDERAL INCOME TAX
    The Fund will pay no federal income tax because it expects to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.




    The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.
    Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.


    STATE AND LOCAL TAXES
    In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.
    Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.




    PERFORMANCE INFORMATION

    From time to time the Fund advertises its total return and yield.
    Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
    The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
    The Fund is sold without any sales load or other similar non-recurring charges.
    From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.






    ADDRESSES

          Federated Mini-Cap Fund  Federated Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779


    Distributor
     Federated Securities Corp.    Federated Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779


    Manager
          Federated Management     Federated Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779


    Sub-Manager
     ANB Investment Management     One North LaSalle Street
          and Trust Co.            Chicago, Illinois 60690



    Custodian
          State Street Bank and    P.O. Box 8600
          Trust Company            Boston, Massachusetts 02266-8600


    Transfer Agent and Dividend Disbursing Agent
     Federated Services Company   P.O. Box 8600
                                   Boston, Massachusetts 02266-8600


    Independent Auditors
          Ernst & Young LLP        One Oxford Centre
                                   Pittsburgh, Pennsylvania 15219






                                      FEDERATED MINI-CAP FUND
                                      (A PORTFOLIO OF FEDERATED INDEX
                                      TRUST)



                                      Prospectus


                                      A No-Load, Open-End, Diversified
                                      Management Investment Company


                                      Prospectus dated December 31, 1995






         FEDERATED SECURITIES CORP.
          Distributor

          A Subsidiary of FEDERATED INVESTORS
          Federated Investors Tower
          Pittsburgh, PA 15222-3779

          2062305A (12/95)
          Cusip 31420E304
          Federated Investors Tower
          Pittsburgh, PA  15222-3779



                             FEDERATED MAX-CAP FUND
                     (A PORTFOLIO OF FEDERATED INDEX TRUST)
                              INSTITUTIONAL SHARES
                          INSTITUTIONAL SERVICE SHARES
                      STATEMENT OF ADDITIONAL INFORMATION

   The Institutional Shares and Institutional Service Shares of Federated Max-Cap Fund (the "Fund") (a portfolio of Federated Index Trust) represent interests in a diversified portfolio of securities. This Statement of Additional Information should be read with the respective prospectus for Institutional Shares and Institutional Service Shares dated December 31, 1995. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-235-4669.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                        Statement dated December 31, 1995










           FEDERATED SECURITIES
           CORP.

           DISTRIBUTOR
           A SUBSIDIARY OF FEDERATED
           INVESTORS



GENERAL INFORMATION ABOUT THE FUND1

INVESTMENT OBJECTIVE AND POLICIES1

 TYPES OF INVESTMENTS            1
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   3
 LENDING OF PORTFOLIO SECURITIES 3
 REVERSE REPURCHASE AGREEMENTS   3
 PORTFOLIO TURNOVER              3
 INVESTMENT LIMITATIONS          3
FEDERATED INDEX TRUST MANAGEMENT 6

 FUND OWNERSHIP                 10
 TRUSTEES COMPENSATION          11
 TRUSTEE LIABILITY              11
MANAGEMENT SERVICES             12

 MANAGERS TO THE FUND           12
 MANAGEMENT FEES                12
 OTHER RELATED SERVICES         12
BROKERAGE TRANSACTIONS          12

OTHER SERVICES                  13

 CUSTODIAN AND PORTFOLIO
  RECORDKEEPER                  13
 TRANSFER AGENT                 13
 INDEPENDENT AUDITORS           13
PURCHASING SHARES               13



 DISTRIBUTION PLAN (INSTITUTIONAL
  SERVICE SHARES)
   AND SHAREHOLDER SERVICES
  AGREEMENT                     13
 CONVERSION TO FEDERAL FUNDS    14
DETERMINING NET ASSET VALUE     14

 DETERMINING MARKET VALUE OF
  SECURITIES                    14
REDEEMING SHARES                14

 REDEMPTION IN KIND             14
MASSACHUSETTS PARTNERSHIP LAW   14

TAX STATUS                      15

 THE FUND'S TAX STATUS          15
 SHAREHOLDERS' TAX STATUS       15
 CAPITAL GAINS                  15
TOTAL RETURN                    15

YIELD                           16

PERFORMANCE COMPARISONS         16

ABOUT  FEDERATED INVESTORS      17

STANDARD & POOR'S RATINGS GROUP 17




GENERAL INFORMATION ABOUT THE FUND

Federated Max-Cap Fund is a portfolio of Federated Index Trust (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. On December 5, 1994, the Trustees changed the name of the Fund from the Max-Cap Fund to the Federated Max-Cap Fund. Shares of the Fund are offered in two classes, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares"). This Combined Statement of Additional Information relates to the Shares of the Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index. The investment objective cannot be changed without approval of shareholders. The policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
In addition to the common stocks described in the prospectus, the Fund may also invest in money market instruments and U.S. government obligations and securities in such proportions as, in the judgment of the managers, prevailing market conditions warrant.
  MONEY MARKET INSTRUMENTS
     The Fund may invest in the following money market instruments:
     oinstruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation; and
     oprime commercial paper (rated A-1 by Standard and Poor's Ratings Group,
      Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service).
  REPURCHASE AGREEMENTS
     When purchasing U.S. government securities pursuant to repurchase agreements, in the event that a defaulting seller of the securities filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's managers to be creditworthy pursuant to guidelines established by the Trustees. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily.
  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;



     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oThe Farm Credit System, including the National Bank for Cooperatives,
      Farm Credit Banks, and Banks for Cooperatives;
     o Federal Home Loan Banks;
     oFarmers Home Administration; and
     oFederal National Mortgage Association
  VARIABLE RATE U.S. GOVERNMENT SECURITIES
     In the case of certain U.S. government securities purchased by the Fund that carry variable interest rates, these rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.
  STOCK INDEX FUTURES AND OPTIONS
     The Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund may not use stock index futures contracts and options for speculative purposes.
     As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of listed put options on stocks, stock indices, and stock index futures contracts. These options will be used only as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.
     The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.
     The Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.
     The Fund may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5-10% of the contract value. This amount is known as "initial margin", and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates. These payments are known as "variation margins", and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because both the initial and variation margin resemble a performance bond or good faith deposit on the contract, they are returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since futures contracts margin does not involve the borrowing of funds to finance the transaction.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
LENDING OF PORTFOLIO SECURITIES
The Fund may lend its portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the sub-manager has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.
PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended October 31, 1995 and October 31, 1994, the portfolio turnover rate for the Fund was 57% and 2%, respectively.
INVESTMENT LIMITATIONS
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities. However, the Fund may purchase put options on stock index futures, put options on financial futures, and stock index futures contracts.
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures and put options on financial futures, but may obtain such short-term credits as are necessary for the clearance of transactions.



  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the total value of the Fund's assets. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or the Declaration of Trust of the Trust.
  UNDERWRITING
     The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer in which the Officers and Trustees of the Trust or the Fund's investment adviser own a substantial financial interest.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except as permitted by its investment objective and policies, and except that the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure the completion of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the borrowing.
  DIVERSIFICATION OF INVESTMENTS
     The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except U.S. government securities, or invest in more than 10% of the voting securities of one issuer.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry. However, investing in U.S. government obligations shall not be considered investing in any one industry.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, although it may invest in the marketable securities of companies whose business involves the purchase or sale of real estate or in marketable securities which are secured by real estate or interests in real estate.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest in securities subject to restrictions on resale under the federal securities laws, unless the securities are determined by the Fund's manager to be liquid under criteria established by the Fund's Trustees. The Fund will not invest more than 5% of its total assets in restricted securities.
The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.
  ACQUIRING SECURITIES
     The Fund will not purchase securities of other investment companies except to the extent permitted by the Investment Company Act of 1940, or except as part of a merger, consolidation, or other acquisition. It will not invest in securities for the purpose of exercising control or management.



  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in securities which are illiquid, including certain restricted securities and repurchase agreements providing for settlement more than seven days after notice.
  INVESTING IN WARRANTS
     The Fund will not invest in warrants.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the past fiscal year and does not expect to do so during the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".


FEDERATED INDEX TRUST MANAGEMENT
Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Index Trust, and principal occupations.




John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.




Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.



William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.




Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.




Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.




Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Vice President, Federated Shareholder Services; Senior Vice President, Federated Administrative Services; Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
     @ Member of the Executive Committee. The Executive Committee of the
       Trustees handles the responsibilities of the Trustees between meetings of the Trustees.


As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA



Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of December 4, 1995, the following shareholders of record owned 5% or more of the Institutional Shares of the Fund: Charles Schwab & Co. Inc., San



Francisco, CA, owned approximately 6,818,944 shares (14.19%); University Bank & Trust Co., Palo Alto, CA, owned approximately 2,805,511 shares (5.84%); and Mitra & Co., Milwaukee, WI, owned approximately 5,568,028 shares (11.59%).
As of December 4, 1995, the following shareholders of record owned 5% or more of the Institutional Service Shares of the Fund: Dai-Ichi Kangyo Bank of CA, Los Angeles, CA, owned approximately 253,789 shares (10.56%); Alltel Corp. Thrift Plan, San Francisco, CA, owned approximately 640,221 shares (26.63%); Chemical Bank as Trustee For Defined Contribution Plans, New York, NY, owned approximately 139,412 shares (5.80%); Univest & Company, Souderton, PA, owned approximately 148,760 shares (6.19%); and SANBARCO, Santa Barbara, CA, owned approximately 306,042 shares (12.73%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue  $ -0-     $-0- for the Trust  and
Chairman and Trustee
                 68 other investment companies in the Fund Complex
J. Christopher Donahue     $ -0-
                 $-0- for the Trust  and
Exec. Vice. Pres and Trustee
                           14 other investment companies in the Fund Complex



Thomas G. Bigley $ -0-     $20,688 for the Trust  and
Trustee                    49 other investment companies in the Fund Complex
John T. Conroy, Jr.        $1,717
                 $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
William J. Copeland        $1,717
                 $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
James E. Dowd    $1,717    $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.    $1,573
                 $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.    $1,717
                 $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Peter E. Madden  $1,340    $90,563 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Gregor F. Meyer  $1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
John E. Murray, Jr.        $2,531
                 $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Wesley W. Posvar $1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Marjorie P. Smuts$1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex




*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of three portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
MANAGEMENT SERVICES

MANAGERS TO THE FUND
The Fund's manager is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Fund's sub-manager is ANB Investment Management and Trust Company ("ANB"). It is a wholly-owned subsidiary of First Chicago Investment Management Company. First Chicago Investment Management Company is a wholly-owned subsidiary of First National Bank of Chicago, which in turn, is a wholly-owned subsidiary of First Chicago Corporation. The sub-manager's directors are Alan F. Delp, J. Stephen Baine, Thomas P. Michaels,
David P. Bogler, Stephen P. Manus, Neil R. Wright, Terrall J. Janeway and P. James Kartalia. The officers of ANB are Alan F. Delp, Chairman, Stephen P. Manus, President, Neil R. Wright, Chief Investment Officer, and Thomas P. Michaels, Secretary and Treasurer.



Neither the manager nor the sub-manager shall be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by the manager or sub-manager, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon either of them by their respective management contracts.
MANAGEMENT FEES
For its management services, Federated Management receives an annual fee as described in the prospectus. ANB receives an annual fee for its services as described in the prospectus, which will be paid by the manager, based on the Fund's average daily net assets.
For the fiscal years ended October 31, 1995, 1994 and 1993, the manager earned $1,727,669, $1,287,529 and $1,062,278, respectively, of which, $433,282,
$289,795 and $321,440, respectively, was voluntarily waived due to undertakings to limit the Fund's expenses.
  STATE EXPENSE LIMITATIONS
     The manager has undertaken to comply with the expense limitation established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the management fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the manager will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the management fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the manager will be limited, in any single fiscal year, by the amount of the management fee.
     This arrangement is not part of the management contract and may be amended or rescinded in the future.
OTHER RELATED SERVICES
Affiliates of the manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
BROKERAGE TRANSACTIONS

The managers may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the managers and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the managers or their affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the managers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The managers and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1995, 1994 and 1993, the Fund paid total brokerage commissions of $35,334, $20,905 and $16,910, respectively.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the managers, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the managers are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the managers to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Boston, Massachusetts, provides certain accounting and recordkeeping services with respect to the Funds's portfolio investments.
TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectus under "Investing in Institutional Shares" or "Investing in Institutional Service Shares."



DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES) AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, (Institutional Service Shares) the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended October 31, 1995, the Fund paid shareholder services fees in the amount of $1,383,122, all of which was waived, for Institutional Shares.



For the fiscal year ended October 31, 1995, payment in the amount of $67,923, of which $56,603 was waived, was made pursuant to the the Distribution Plan for Insitutional Service Shares. In addition, the Fund paid shareholder services fees in the amount of $56,603 for Institutional Service Shares.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value for each class of Shares is calculated by the Fund are described in the respective prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows: ofor equity securities, according to the last sale price on a national securities exchange, if available;
oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
ofor bonds and other fixed income securities, at the last sale price on a national securities exchange if available, otherwise as determined by an independent pricing service;
ofor short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or



ofor all other securities, at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value stock index futures contracts, options on stock and stock indices and put options on stock index futures and financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value. REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after State Street Bank receives the redemption request. Redemption procedures are explained in the respective prospectus under "Redeeming Institutional Shares" or "Redeeming Institutional Service Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
 MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust enters into on behalf of the Fund.
In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because the Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;



oderive less than 30% of its gross income from the sale of securities held less than three months;
oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income. CAPITAL GAINS
Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months. TOTAL RETURN

The Fund's average annual total return for Institutional Shares for the one-year and five-year periods ended October 31, 1995 was 26% and 16.86%, respectively. The Fund's average annual total return for Institutional Service Shares for the one-year period ended October 31, 1995 and for the period from August 30, 1993 (date of initial public investment) to October 31, 1995 was 25.52% and 13.73%, respectively.
The average annual total return for each class of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.


YIELD

The SEC yields for Institutional Shares and for Institutional Service Shares of the Fund for the thirty-day period ended October 31, 1995, were 2.60% and 2.29%, respectively.
The yield for each class of shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
oportfolio quality;
oaverage portfolio maturity;
otype of instruments in which the portfolio is invested;



ochanges in interest rates and market value of portfolio securities;
ochanges in Fund expenses;
othe relative amount of Fund cash flow; and ovarious other factors.
The performance of each class of Shares fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include: oLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.
oDOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA's index movements are leading economic indicators for the stock market as a whole.



oSTANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for each class of shares may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent.
This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.



In the equity sector, Federated Investors has more than 25 years' experience.
As of December 31, 1994, Federated Investors managed 15 equity funds totaling approximately $4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated Investor's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management.
Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS



Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.
The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. *source: Investment Company Institute
STANDARD & POOR'S RATINGS GROUP

The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's Ratings Group ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.


                             FEDERATED MID-CAP FUND
                     (A PORTFOLIO OF FEDERATED INDEX TRUST)
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of the Fund dated December 31, 1995. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-235-4669.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                        Statement dated December 31, 1995


                                                                 Cusip 31420E106
                                                                 Cusip 31420E403
                                                                0032104B (12/95)




























           FEDERATED SECURITIES
           CORP.

           DISTRIBUTOR
           A SUBSIDIARY OF FEDERATED
           INVESTORS



GENERAL INFORMATION ABOUT THE FUND1

INVESTMENT OBJECTIVE AND POLICIES1

 TYPES OF INVESTMENTS            1
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   3
 LENDING OF PORTFOLIO SECURITIES 3
 REVERSE REPURCHASE AGREEMENTS   3
 PORTFOLIO TURNOVER              3
 INVESTMENT LIMITATIONS          3
FEDERATED INDEX TRUST MANAGEMENT 6

 FUND OWNERSHIP                 10
 TRUSTEES COMPENSATION          11
 TRUSTEE LIABILITY              11
MANAGEMENT SERVICES             12

 MANAGERS TO THE FUND           12
 MANAGEMENT FEES                12
 OTHER RELATED SERVICES         12
BROKERAGE TRANSACTIONS          12

OTHER SERVICES                  13

 CUSTODIAN AND PORTFOLIO
  RECORDKEEPER                  13
 TRANSFER AGENT                 13
 INDEPENDENT AUDITORS           13
SHAREHOLDER SERVICES AGREEMENT  13



PURCHASING SHARES               13

 CONVERSION TO FEDERAL FUNDS    13
 EXCHANGING SECURITIES FOR FUND
  SHARES                        13
DETERMINING NET ASSET VALUE     14

 DETERMINING MARKET VALUE OF
  SECURITIES                    14
REDEEMING SHARES                14

 REDEMPTION IN KIND             14
MASSACHUSETTS PARTNERSHIP LAW   15

TAX STATUS                      15

 THE FUND'S TAX STATUS          15
 SHAREHOLDERS' TAX STATUS       15
TOTAL RETURN                    15

YIELD                           16

PERFORMANCE COMPARISONS         16

ABOUT  FEDERATED INVESTORS      17

STANDARD & POOR'S RATINGS GROUP 17



GENERAL INFORMATION ABOUT THE FUND

Federated Mid-Cap Fund (the "Fund") is a portfolio of Federated Index Trust (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. On December 5, 1994, the Trustees changed the name of the Fund from the Mid-Cap Fund to the Federated Mid-Cap Fund.
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. The investment objective cannot be changed without the approval of shareholders. The policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
In addition to the common stocks described in the prospectus, the Fund may also invest in money market instruments and U.S. government obligations and securities in such proportions as, in the judgment of the sub-manager, prevailing market conditions warrant.
  MONEY MARKET INSTRUMENTS
     The Fund may invest in the following money market instruments: oinstruments of domestic banks and savings associations having capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation; and



     oprime commercial paper (rated A-1 by Standard and Poor's Ratings Group,
      Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service).
  REPURCHASE AGREEMENTS
     The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's sub-manager to be creditworthy pursuant to guidelines established by the Trustees.
  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;



     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oThe Farm Credit System, including the National Bank for Cooperatives,
      Farm Credit Banks, and Banks for Cooperatives;
     oFederal Home Loan Banks;
     oFarmers Home Administration; and
     oFederal National Mortgage Association.
  STOCK INDEX FUTURES AND OPTIONS
     The Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund may not use stock index futures contracts and options for speculative purposes.
     As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of listed put options on stocks, stock indices and stock index futures contracts. These options will be used only as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.
     The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.
     The Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.
     The Fund may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5%-10% of the contract value. This amount is known as "initial margin," and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates. These payments are known as "variation margins," and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because the initial margin resembles a performance bond or good faith deposit on the contract, it is returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since the margin employed in futures contracts does not involve the borrowing of funds to finance the transaction.
  RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS
     The Fund will not enter into stock index futures contracts to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. Further, the Fund will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under Part 4 of the regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund may not enter into stock index futures contracts and options to the extent that the value of such contracts and options would exceed 20% of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
LENDING OF PORTFOLIO SECURITIES
The Fund may lend its portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the sub-manager has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.



REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended October 31, 1995 and October 31, 1994, the portfolio turnover rate for the Fund was 26% and 30%, respectively.
INVESTMENT LIMITATIONS
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities. However, the Fund may purchase stock index futures contracts and put options on stock indices and stock index futures contracts to the extent that not more than 5% of the Fund's total assets are required as initial margin deposit for futures contracts and not more than 20% of the Fund's total net assets are invested in futures contracts and options at any time.
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts and put options on stock index futures contracts, but may obtain such short-term credits as are necessary for the clearance of transactions.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective and policies and the Declaration of Trust of the Trust.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
  DIVERSIFICATION OF INVESTMENTS
     The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except U.S. government securities, or invest in more than 10% of the voting securities of any one issuer.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry. However, investing in U.S. government obligations shall not be considered investing in any one industry.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, including partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.



  INVESTING IN RESTRICTED SECURITIES
     To comply with requirements of a particular state, the Fund will limit its investment in restricted securities to 5% of the value of its total assets in securities subject to restrictions on resale under the Security Exchange Act of 1933.
The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of operating history, including the operation of any predecessor.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or the Fund's manager or sub-manager owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities, other than put options on stock, stock indices and stock index futures contracts, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions and not more than 20% of the Fund's total net assets are invested in put options and future contracts at any time.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
  ACQUIRING SECURITIES
     The Fund will not purchase securities of other investment companies except to the extent permitted by the Investment Company Act of 1940, or except as part of a merger, consolidation, or other acquisition. It will not invest in securities for the purpose of exercising control or management.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in securities which are illiquid, including certain restricted securities and repurchase agreements providing for settlement more than seven days after notice.
  INVESTING IN WARRANTS
     The Fund will not invest in warrants.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the past fiscal year and does not expect to do so during the coming fiscal year.





FEDERATED INDEX TRUST MANAGEMENT
Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Index Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President.




J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.



John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.




Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.




Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.




Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Vice President, Federated Shareholder Services; Senior Vice President, Federated Administrative Services; Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
     @ Member of the Executive Committee. The Executive Committee of the
       Trustees handles the responsibilities of the Trustees between meetings of the Trustees.



As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs



Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.



As of December 4, 1995, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Dai-Ichi Kangyo Bank of CA, Los Angeles, CA, owned approximately 380,662 shares (7.61%); Charles Schwab & Co. Inc., San Francisco, CA, owned approximately 420,108 shares (8.40%); CENTBANK & Co., Monroe, LA, owned approximately 354,297 shares (7.08%); Covie & Co., Chicago, IL, owned approximately 260,161 shares (5.20%); FIRNATICIA, Iowa City, IA, owned approximately 342,120 shares, (6.84%); SANBARCO, Santa Barbara, CA, owned approximately 289,351 shares (5.78%); and Mitra & Co., Milwaukee, WI, owned approximately 335,456 shares (6.70%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue  $ -0-     $-0- for the Trust  and
Chairman and Trustee
                 68 other investment companies in the Fund Complex
J. Christopher Donahue     $ -0-
                 $-0- for the Trust  and
Exec. Vice. Pres and Trustee
                           14 other investment companies in the Fund Complex
Thomas G. Bigley $ -0-     $20,688 for the Trust  and
Trustee                    49 other investment companies in the Fund Complex



John T. Conroy, Jr.        $1,717
                 $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
William J. Copeland        $1,717
                 $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
James E. Dowd    $1,717    $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.    $1,573
                 $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.    $1,717
                 $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Peter E. Madden  $1,340    $90,563 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Gregor F. Meyer  $1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
John E. Murray, Jr.        $2,531
                 $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Wesley W. Posvar $1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Marjorie P. Smuts$1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended October 31, 1995.



#The aggregate compensation is provided for the Trust which is comprised of three portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
MANAGEMENT SERVICES

MANAGERS TO THE FUND
The Fund's manager is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Fund's sub-manager is ANB Investment Management and Trust Company ("ANB"). It is a wholly-owned subsidiary of First Chicago Investment Management Company. First Chicago Investment Management Company is a wholly-owned subsidiary of First National Bank of Chicago, which in turn, is a wholly-owned subsidiary of First Chicago Corporation. The sub-manager's directors are Alan F. Delp, J. Stephen Baine, Thomas P. Michaels,
David P. Bogler, Stephen P. Manus, Neil R. Wright, Terrall J. Janeway and P. James Kartalia. The officers of ANB are Alan F. Delp, Chairman, Stephen P. Manus, President, Neil R. Wright, Chief Investment Officer, and Thomas P. Michaels, Secretary and Treasurer.
Neither the manager nor the sub-manager shall be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by the manager or sub-manager, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon either of them by their respective management contracts.
MANAGEMENT FEES
For its management services, Federated Management receives an annual fee as described in the prospectus. ANB receives an annual fee for its services, which will be paid by the manager, as described in the prospectus.
For the fiscal years ended October 31, 1995, 1994 and 1993, the manager earned $208,809, $115,033 and $34,031, respectively, of which $106,606, $115,033 and
$34,031 was voluntarily waived in 1995, 1994 and 1993, respectively, because of undertakings to limit the Fund's expenses.
  STATE EXPENSE LIMITATIONS
     The manager has undertaken to comply with the expense limitation established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the management fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the manager will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the management fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the manager will be limited, in any single fiscal year, by the amount of the management fee.



     This arrangement is not part of the management contract and may be amended or rescinded in the future.
OTHER RELATED SERVICES
Affiliates of the manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
BROKERAGE TRANSACTIONS

The managers may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the managers and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the managers or their affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the managers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The managers and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1995, 1994 and 1993, the Fund paid total brokerage commissions of $45,385, $54,595 and $2,222, respectively.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the managers, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the managers are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the managers to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Boston, Massachusetts, provides certain accounting and recordkeeping services with respect to the Funds's portfolio investments.
TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and, indirectly, to financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended October 31, 1995, the Fund incurred shareholder services fees in the amount of $130,516, of which $107,993 was waived. PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund." CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds. EXCHANGING SECURITIES FOR FUND SHARES
Investors may exchange securities they already own for Fund shares, or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.
The Fund values such securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.
  TAX CONSEQUENCES
     Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
ofor equity securities, according to the last sale price on a national securities exchange, if available;
oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
ofor bonds and other fixed income securities, at the last sale price on a national securities exchange if available, otherwise as determined by an independent pricing service;



ofor short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
ofor all other securities, at fair value as determined in good faith by the
 Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value stock index futures contracts and options on stocks, stock indices and stock index futures contracts at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after State Street Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part with securities from the Fund's portfolio.
Such securities will be valued with the same valuation techniques employed in determining net asset value, and the securities will be selected in a manner the Trustees determine to be fair and equitable.



The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund will redeem shares for any one shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust enters into or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because the Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
oderive less than 30% of its gross income from the sale of securities held less than three months;
oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.
TOTAL RETURN

The Fund's average annual total return for the one-year period ended October 31, 1995 and for the period from November 5, 1992 (start of performance) to October 31, 1995, was 20.12% and 12.97% , respectively.
The average annual total return for the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.


YIELD

The Fund's SEC yield for the thirty-day period ended October 31, 1995 was 1.65% The yield for the Fund is determined each day by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
oportfolio quality;
oaverage portfolio maturity;
otype of instruments in which the portfolio is invested;
ochanges in interest rates and market value of portfolio securities; ochanges in Fund expenses;



othe relative amount of Fund cash flow; and ovarious other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include: oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.
oRUSSELL 2000 SMALL STOCK INDEX--is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.
oSTANDARD & POOR'S DAILY STOCK PRICE INDEXES OF 500 AND 400 COMMON STOCKS--are composite indexes of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indexes assume reinvestments of all dividends paid by stocks listed on its indexes. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
oWILSHIRE 5000 EQUITY INDEXES--consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.
oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns.
 The maximum rating is five stars, and ratings are effective for two weeks. Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent.
This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the equity sector, Federated Investors has more than 25 years' experience.
As of December 31, 1994, Federated Investors managed 15 equity funds totaling approximately $4 billion in assets across growth, value, equity income,



international, index and sector (i.e. utility) styles. Federated Investor's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management.
Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.



The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. *source: Investment Company Institute
STANDARD & POOR'S RATINGS GROUP

"Standard and Poor's," "S&P ," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of Standard & Poor's Ratings Group ("S&P") and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.


                            FEDERATED MINI-CAP FUND
                     (A PORTFOLIO OF FEDERATED INDEX TRUST)
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of the Fund dated December 31, 1995. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-235-4669.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                           Statement dated December 31, 1995

Cusip 31420E205
2062304B (12/95)




























           FEDERATED SECURITIES
           CORP.

           DISTRIBUTOR
           A SUBSIDIARY OF FEDERATED
           INVESTORS



GENERAL INFORMATION ABOUT THE FUND1

INVESTMENT OBJECTIVE AND POLICIES1

 TYPES OF INVESTMENTS            1
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   3
 LENDING OF PORTFOLIO SECURITIES 3
 REVERSE REPURCHASE AGREEMENTS   3
 PORTFOLIO TURNOVER              3
 INVESTMENT LIMITATIONS          3
FEDERATED INDEX TRUST MANAGEMENT 6

 FUND OWNERSHIP                 10
 TRUSTEES COMPENSATION          11
 TRUSTEE LIABILITY              11
MANAGEMENT SERVICES             12

 MANAGERS TO THE FUND           12
 MANAGEMENT FEES                12
 OTHER RELATED SERVICES         12
BROKERAGE TRANSACTIONS          12

OTHER SERVICES                  13

 CUSTODIAN AND PORTFOLIO
  RECORDKEEPER                  13
 TRANSFER AGENT                 13
 INDEPENDENT AUDITORS           13
SHAREHOLDER SERVICES AGREEMENT  13



PURCHASING SHARES               13

 CONVERSION TO FEDERAL FUNDS    13
 EXCHANGING SECURITIES FOR FUND
  SHARES                        13
DETERMINING NET ASSET VALUE     14

 DETERMINING MARKET VALUE OF
  SECURITIES                    14
REDEEMING SHARES                14

 REDEMPTION IN KIND             14
MASSACHUSETTS PARTNERSHIP LAW   15

TAX STATUS                      15

 THE FUND'S TAX STATUS          15
 SHAREHOLDERS' TAX STATUS       15
TOTAL RETURN                    15

YIELD                           15

PERFORMANCE COMPARISONS         16

ABOUT  FEDERATED INVESTORS      16

FRANK RUSSELL COMPANY           17



GENERAL INFORMATION ABOUT THE FUND

Federated Mini-Cap Fund (the "Fund") is a portfolio of Federated Index Trust (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. On December 5, 1994, the Trustees changed the name of the Fund from the Mini-Cap Fund to the Federated Mini-Cap Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are included in the Russell 2000 Small Stock Index (the "Index"), an index of small capitalization stocks. The Fund is neither affiliated with nor sponsored by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index.
The investment objective cannot be changed without the approval of shareholders. The policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
In addition to the common stocks described in the prospectus, the Fund may also invest in money market instruments and U.S. government obligations and securities in such proportions as, in the judgment of the sub-manager, prevailing market conditions warrant.



  MONEY MARKET INSTRUMENTS
     The Fund may invest in the following money market instruments:
     oinstruments of domestic banks and savings associations having capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation; and
     oprime commercial paper (rated A-1 by Standard and Poor's Ratings Group,
      Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service).
  REPURCHASE AGREEMENTS
     The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/ dealers which are deemed by the Fund's sub-manager to be creditworthy pursuant to guidelines established by the Trustees.
  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S.



     Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oThe Farm Credit System, including the National Bank for Cooperatives,
      Farm Credit Banks, and Banks for Cooperatives;
     oFederal Home Loan Banks;
     oFarmers Home Administration; and
     oFederal National Mortgage Association.
  STOCK INDEX FUTURES AND OPTIONS
     The Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund may not use stock index futures contracts and options for speculative purposes.
     As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of listed put options on stocks, stock indices, and stock index futures contracts. These options will be used as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.
     The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.
     The Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.
     The Fund may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5%-10% of the contract value. This amount is known as "initial margin," and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates.
     These payments are known as "variation margins," and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because the initial margin resembles a performance bond or good faith deposit on the contract, it is returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since the margin employed in futures contracts does not involve the borrowing of funds to finance the transaction.
  RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS
     The Fund will not enter into futures contracts to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. Further, the Fund will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under Part 4 of the regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund may not enter into stock index futures contracts and options to the extent that the value of such contracts would exceed 20%



     of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
LENDING OF PORTFOLIO SECURITIES
The Fund may lend its portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the sub-manager has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended October 31, 1995 and October 31, 1994, the portfolio turnover rate for the Fund was 42% and 32%, respectively.
INVESTMENT LIMITATIONS
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities. However, the Fund may purchase stock index futures contracts and put options on stock indices and stock index futures contracts to the extent that not more than 5% of the Fund's total assets are required as initial margin deposit for futures contracts and not more than 20% of the Fund's total net assets are invested in futures and options at any time.
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts and put options on stock index futures contracts, but may obtain such short-term credits as are necessary for the clearance of transactions.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective and policies and the Declaration of Trust of the Trust.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
  DIVERSIFICATION OF INVESTMENTS
     The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except U.S. government securities, or invest in more than 10% of the voting securities of any one issuer.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry. However, investing in U.S. government obligations shall not be considered investing in any one industry.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, including partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.



  INVESTING IN RESTRICTED SECURITIES
     To comply with requirements of a particular state, the Fund will limit its investment in restricted securities to 5% of the value of its total assets in securities subject to restrictions on resale under the Security Act of 1933.
The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of operating history, including the operation of any predecessor.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or the Fund's manager or sub-manager owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities, other than put options on stock, stock indices and stock index futures contracts, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions and not more than 20% of the Fund's total net assets are invested in put options and future contracts at any time.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
  ACQUIRING SECURITIES
     The Fund will not purchase securities of other investment companies except to the extent permitted by the Investment Company Act of 1940, or except as part of a merger, consolidation, or other acquisition. It will not invest in securities for the purpose of exercising control or management.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in securities which are illiquid, including certain restricted securities and repurchase agreements providing for settlement more than seven days after notice.
  INVESTING IN WARRANTS
     The Fund will not invest in warrants.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.





FEDERATED INDEX TRUST MANAGEMENT
Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Index Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President.




J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.



John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.




Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.




Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.




Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Vice President, Federated Shareholder Services; Senior Vice President, Federated Administrative Services; Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
     @ Member of the Executive Committee. The Executive Committee of the
       Trustees handles the responsibilities of the Trustees between meetings of the Trustees.



As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs



Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.



As of December 4, 1995, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Charles Schwab & Co. Inc. , San Francisco, CA, owned approximately 550,210 shares (5.37%); and Mitra & Co., Milwaukee, WI, owned approximately 715,381 shares (6.98%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue  $ -0-     $-0- for the Trust  and
Chairman and Trustee
                 68 other investment companies in the Fund Complex
J. Christopher Donahue     $ -0-
                 $-0- for the Trust  and
Exec. Vice. Pres and Trustee
                           14 other investment companies in the Fund Complex
Thomas G. Bigley $ -0-     $20,688 for the Trust  and
Trustee                    49 other investment companies in the Fund Complex
John T. Conroy, Jr.        $1,717
                 $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
William J. Copeland        $1,717
                 $117,202 for the Trust  and



Trustee                    64 other investment companies in the Fund Complex
James E. Dowd    $1,717    $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.    $1,573
                 $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.    $1,717
                 $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Peter E. Madden  $1,340    $90,563 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Gregor F. Meyer  $1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
John E. Murray, Jr.        $2,531
                 $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Wesley W. Posvar $1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Marjorie P. Smuts$1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of three portfolios.
+The information is provided for the last calendar year.



TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
MANAGEMENT SERVICES

MANAGERS TO THE FUND
The Fund's Manager is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Fund's sub-manager is ANB Investment Management and Trust Company ("ANB"). It is a wholly-owned subsidiary of First Chicago Investment Management Company. First Chicago Investment Management Company is a wholly-owned subsidiary of First National Bank of Chicago, which in turn, is a wholly-owned subsidiary of First Chicago Corporation. The sub-manager's directors are Alan F. Delp, J. Stephen Baine, Thomas P. Michaels,
David P. Bogler, Stephen P. Manus, Neil R. Wright, Terrall J. Janeway and P. James Kartalia. The officers of ANB are Alan F. Delp, Chairman, Stephen P. Manus, President, Neil R. Wright, Chief Investment Officer, and Thomas P. Michaels, Secretary and Treasurer.
Neither the manager nor the sub-manager shall be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by the manager or sub-manager, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon either of them by their respective contracts.
MANAGEMENT FEES
For their management services, Federated Management receives an annual fee as described in the prospectus. ANB receives an annual fee for its services, which will be paid by the manager, as described in the prospectus.
For the fiscal years ended October 31, 1995, 1994 and 1993, the manager earned $540,284, $439,054 and $230,734, respectively, of which $56,620, $96,021 and
$230,734, respectively, was voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Manager has undertaken to comply with the expense limitation established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the management fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Manager will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the management fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Manager will be limited, in any single fiscal year, by the amount of the management fee.
     This arrangement is not part of the Management Contract and may be amended or rescinded in the future.



OTHER RELATED SERVICES
Affiliates of the manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
BROKERAGE TRANSACTIONS

The managers may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the managers and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the managers or their affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the managers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The managers and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1995, 1994 and 1993, the Fund paid total brokerage commissions of $165,266, $144,520 and $165,152, respectively.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the managers, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the managers are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the managers to be equitable to each.



In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Boston, Massachusetts, provides certain accounting and recordkeeping services with respect to the Funds's portfolio investments.
TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and, indirectly, to financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended October 31, 1995, the Fund paid shareholder services fees in the amount of $22,753, none of which was waived.
PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund." CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds. EXCHANGING SECURITIES FOR FUND SHARES
Investors may exchange securities they already own for Fund shares, or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities



Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.
The Fund values such securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.
  TAX CONSEQUENCES
     Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
ofor equity securities, according to the last sale price on a national securities exchange, if available;
oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
ofor bonds and other fixed income securities, at the last sale price on a national securities exchange if available, otherwise as determined by an independent pricing service;



ofor short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
ofor all other securities, at fair value as determined in good faith by the
 Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value stock index futures contracts and options on stocks, stock indices and stock index futures contracts at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after State Street Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part with securities from the Fund's portfolio.
Such securities will be valued with the same valuation techniques employed in determining net asset value, and the securities will be selected in a manner the Trustees determine to be fair and equitable.



The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund will redeem shares for any one shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust enters into or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because the Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
oderive less than 30% of its gross income from the sale of securities held less than three months;
oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.
TOTAL RETURN

The Fund's average annual total return for the one-year period ended October 31, 1995 and for the period from August 11, 1992 (Start of Performance) to October 31, 1995 was 16.44% and 13.06%, respectively.
The average annual total return for the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions. YIELD

The Fund's SEC yield for the thirty-day period ended October 31, 1995 was 1.70%. The yield for the Fund is determined each day by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
oportfolio quality;
oaverage portfolio maturity;
otype of instruments in which the portfolio is invested;
ochanges in interest rates and market value of portfolio securities; ochanges in Fund expenses;
othe relative amount of Fund cash flow; and



ovarious other factors.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include: oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.
oRUSSELL 2000 INDEX--is a broadly diversified index consisting of approximately
 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.
oSTANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS--is a composite index of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
oWILSHIRE 5000 EQUITY INDEXES--consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.



oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns.
 The maximum rating is five stars, and ratings are effective for two weeks. Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent.
This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the equity sector, Federated Investors has more than 25 years' experience.
As of December 31, 1994, Federated Investors managed 15 equity funds totaling approximately $4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated Investor's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice



President, oversees Federated Investors' domestic fixed income management.
Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.
The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. *source: Investment Company Institute
FRANK RUSSELL COMPANY

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the index.
Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR ANY DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.







Cusip 31420E304




FEDERATED MAX-CAP FUND (INSTITUTIONAL SHARES)
------------------------------------------------------------------------------

             ANNUAL REPORT FOR FISCAL YEAR ENDED OCTOBER 31, 1995

     Management Discussion and Analysis

     -------------------------------------------------------------------------

          The fund's total return for the 12 months ended October 31, 1995, was 26.00%.* The target index, the S&P 500 Index (the "Index"), had a total return of 26.44% during the period.** The fund's performance lagged that of the Index due to transaction costs, administrative expenses, and necessary holdings of cash equivalents relating to shareholder redemptions and purchases.

          The stock market reached new highs during the last 12 months. Near the end of calendar 1994, investors became more bullish due to the confluence of several factors: stable-to-declining interest rates, strong corporate earnings, low expected inflation, and favorable foreign currency markets for U.S. exporting firms. Additionally, demand for stocks increased as cash flow into stock mutual funds increased, and supply decreased due to merger and acquisition activity, as well as stock repurchases by U.S. firms.

          The stocks of the largest companies slightly outperformed those of medium and smaller-size companies, probably because these companies export more than smaller companies and realized benefits from favorable foreign currency markets. Technology, financial, and healthcare were among the strongest performing sectors while steel, trucking, and specialized retailing were among the worst performing sectors in the Index.

      * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     ** This index is unmanaged.




FEDERATED MAX-CAP FUND (INSTITUTIONAL SHARES)
------------------------------------------------------------------------------

 Growth of $25,000 Invested in Federated Max-Cap Fund (Institutional Shares)

     The graph below illustrates the hypothetical investment of $25,000 in the Federated Max-Cap Fund (Institutional Shares) (the "Fund") from July 11, 1990 (start of performance) to October 31, 1995 compared to the Standard and Poor's 500 Index ("S&P 500").+

Graphic representation "A" omitted.  See Appendix.

      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 1995

          1 Year.................................................. 26.00%
          5 Year................................................   16.86%
          Start of Performance (7/11/90).........................  12.72%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
This report must be preceded or accompanied by the Fund's prospectus dated December 31, 1995, and, together with financial statements contained therein, constitutes the Fund's annual report.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

      FEDERATED SECURITIES CORP.
(LOGO)
------------------------------------------------------------------------------

      Distributor
      Cusip 31420E106
      006685-IS (12/95)




FEDERATED MAX-CAP FUND (INSTITUTIONAL SERVICE SHARES)
------------------------------------------------------------------------------

             ANNUAL REPORT FOR FISCAL YEAR ENDED OCTOBER 31, 1995

     Management Discussion and Analysis

     -------------------------------------------------------------------------

          The fund's total return for the 12 months ended October 31, 1995, was 25.52%.* The target index, the S&P 500 Index (the "Index"), had a total return of 26.44% during the period.** The fund's performance lagged that of the Index due to transaction costs, administrative expenses, and necessary holdings of cash equivalents relating to shareholder redemptions and purchases.

          The stock market reached new highs during the last 12 months. Near the end of calendar 1994, investors became more bullish due to the confluence of several factors: stable-to-declining interest rates, strong corporate earnings, low expected inflation, and favorable foreign currency markets for U.S. exporting firms. Additionally, demand for stocks increased as cash flow into stock mutual funds increased, and supply decreased due to merger and acquisition activity, as well as stock repurchases by U.S. firms.

          The stocks of the largest companies slightly outperformed those of medium and smaller-size companies, probably because these companies export more than smaller companies and realized benefits from favorable foreign currency markets. Technology, financial, and healthcare were among the strongest performing sectors while steel, trucking, and specialized retailing were among the worst performing sectors in the Index.

      * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     ** This index is unmanaged.




FEDERATED MAX-CAP FUND (INSTITUTIONAL SERVICE SHARES)
------------------------------------------------------------------------------

 Growth of $25,000 Invested in Federated Max-Cap Fund (Institutional Service
                                   Shares)

     The graph below illustrates the hypothetical investment of $25,000 in the Federated Max-Cap Fund (Institutional Service Shares) (the "Fund") from September 7, 1993 (start of performance) to October 31, 1995 compared to the Standard and Poor's 500 Index ("S&P 500").+

Graphic representation "B" omitted.  See Appendix.

      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 1995

          1 Year.................................................. 25.52%
          Start of Performance (9/7/93).........................   13.73%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated December 31, 1995, and, together with financial statements contained therein, constitutes the Fund's annual report.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

      FEDERATED SECURITIES CORP.
(LOGO)
------------------------------------------------------------------------------

      Distributor
      Cusip 31420E403
      006685-SS (12/95)






FEDERATED MID-CAP FUND
------------------------------------------------------------------------------

             ANNUAL REPORT FOR FISCAL YEAR ENDED OCTOBER 31, 1995

     Management Discussion and Analysis

     -------------------------------------------------------------------------

          The fund's total return for the 12 months ended October 31, 1995, was 20.12%.* The target index, the Standard & Poor's 400 MidCap Index (the "Index"), had a total return of 21.22% during the period.** The fund's performance lagged that of the Index due to transaction costs, administrative expenses, and necessary holdings of cash equivalents relating to shareholder redemptions and purchases.

          The stock market reached new highs during the last 12 months. Near the end of calendar 1994, investors became more bullish due to the confluence of several factors: stable-to-declining interest rates, strong corporate earnings, low expected inflation, and favorable foreign currency markets for U.S. exporting firms. Additionally, demand for stocks increased as cash flow into stock mutual funds increased, and supply decreased due to merger and acquisition activity, as well as stock repurchases by U.S. firms.

          The stocks of the largest companies slightly outperformed those of medium and smaller-size companies, probably because these companies export more than smaller companies and realized benefits from favorable foreign currency markets. Technology, home-building, financial, and healthcare were among the strongest performing sectors while pollution control, gold/metals, and leisure products were among the worst performing sectors in the Index.

      * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     ** This index is unmanaged.




FEDERATED MID-CAP FUND
------------------------------------------------------------------------------

             Growth of $25,000 Invested in Federated Mid-Cap Fund

     The graph below illustrates the hypothetical investment of $25,000 in the Federated Mid-Cap Fund (the "Fund") from November 5, 1992 (start of performance) to October 31, 1995 compared to the Standard and Poor's Mid-Cap 400 Index ("S&P 400").+
Graphic representation "C" omitted.  See Appendix.

      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 1995

          1 Year................................................ 20.12%
          Start of Performance (11/5/92)........................ 12.97%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated December 31, 1995, and, together with financial statements contained therein, constitutes the Fund's annual report.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

+ The S&P 400 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

      FEDERATED SECURITIES CORP.
(LOGO)
------------------------------------------------------------------------------

      Distributor
      Cusip 31420E205
      006686-A (12/95)



FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

              ANNUAL REPORT FOR FISCAL YEAR ENDED OCTOBER 31, 1995

     MANAGEMENT DISCUSSION AND ANALYSIS
     ---------------------------------------------------------------------------
          The fund's total return for the 12 months ended October 31, 1995, was 16.44%.* The target index, the Russell 2000 Index (the "Index"), had a total return of 18.33% during the period.** The fund's performance lagged that of the Index due to transaction costs, administrative expenses, and necessary holdings of cash equivalents relating to shareholder redemptions and purchases. It is important to note that transactions costs for small company stocks are much higher than that for large company stocks due to illiquidity factors, i.e., there are sometimes very few buyers and sellers of small company stocks.
          The stock market reached new highs during the last 12 months. Near the end of calendar 1994, investors became more bullish due to the confluence of several factors; stable-to-declining interest rates, strong corporate earnings, low expected inflation, and favorable foreign currency markets for U.S. exporting firms. Additionally, demand for stocks increased as cash flow into stock mutual funds increased, and supply decreased due to merger and acquisition activity, as well as stock repurchases by U.S firms.
          The stocks of smaller companies slightly underperformed those of medium and large-size companies, probably because these companies export less than larger companies and realized fewer benefits from favorable foreign currency markets.

 * Performance quoted represents part performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** This index is unmanaged.

FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

             GROWTH OF $25,000 INVESTED IN FEDERATED MINI-CAP FUND

     The graph below illustrates the hypothetical investment of $25,000 in the Federated Mini-Cap Fund (the "Fund") from August 10, 1992 (start of performance) to October 31, 1995 compared to the Russell 2000 Index ("RUS2").+.


Grahpic representation "D" omitted.  See Appendix.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED DECEMBER 31, 1995, AND, TOGETHER WITH THE FINANCIAL STATEMENTS CONTAINED THEREIN, CONSTITUTES THE FUND'S ANNUAL REPORT.

 *The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS2 has been adjusted to reflect reinvestment of dividends on securities in the index.

 +The RUS2 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanged.
[LOGO] FEDERATED SECURITIES CORP.
       -------------------------------------------------------------------------
       Distributor
       Cusip 31420E304



A. The graphic presentation here displayed consists of a legend in the upper left quadrant of the chart indicating the components of the corresponding line graph. Federated Max-Cap Fund (Institutional Shares) (the "Fund") is represented by a solid line. Standard and Poor's 500 Index ("S&P 500") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 purchase in the Fund and the S&P 500. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 07/11/90, through 10/31/95. The right margin of the chart reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500; the ending values are $47,196 and $47,639, respectively.


B. The graphic presentation here displayed consists of a legend in the upper left quadrant of the chart indicating the components of the corresponding line graph. Federated Max-Cap Fund (Institutional Service Shares) (the "Fund") is represented by a solid line. Standard and Poor's 500 Index ("S&P 500") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 purchase in the Fund and the S&P 500. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 09/07/93, through 10/31/95. The right margin of the chart reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500; the ending values are $32,967 and $33,505, respectively.


C. The graphic presentation here displayed consists of a legend in the upper left quadrant of the chart indicating the components of the corresponding line graph. Federated Mid-Cap Fund (the "Fund") is represented by a solid line. Standard and Poor's Mid-Cap 400 Index ("S&P 400") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 purchase in the Fund and the S&P
400. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 11/05/92, through 10/31/95. The right margin of the chart reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 400; the ending values are $35,994 and $37,677, respectively.


D. The graphic presentation here displayed consists of a legend in the upper left quadrant of the chart indicating the components of the corresponding line graph. Federated Mini-Cap Fund (the "Fund") is represented by a solid line. Russell 2000 Index ("RUS2") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 purchase in the Fund and RUS2. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 08/11/92, through 10/31/95. The right margin of the chart reflects the ending value of the hypothetical investment in the Fund